Earnings per share	6 Months Ended
Jun. 30, 2013
Earnings per share [Abstract]
Earnings per share

10. Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	Six months ended June 30,
	2012	2013
	US$	US$
Numerator:
Net income	91,499,714	65,976,255
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders-basic and diluted	91,499,714	65,976,255
Denominator:
Number of shares outstanding, basic	145,890,338	142,437,384
Weighted average number of stock options	509,465	2,190,548

Number of shares outstanding-diluted	146,399,803	144,627,932

Basic earnings per share	0.63	0. 46

Diluted earnings per share	0.62	0.46

During the period ended June 30, 2013, 1,633,868 (June 30, 2012: 2,365,623) stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive.